Trading derivatives (assets and liabilities) and short positions	12 Months Ended
Dec. 31, 2020
Trading Derivatives And Short Positions [Abstract]
Trading derivatives (assets and liabilities) and short positions	Trading Derivatives (assets and liabilities) and short positions
a) Trading Derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2020		2019		2018
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	43,832	41,085	42,614	40,956	36,087	36,487
Currency risk	21,162	22,028	18,085	19,870	16,912	17,025
Price risk	1,931	944	2,329	1,772	2,828	1,673
Other risks	212	412	369	418	112	156
	67,137	64,469	63,397	63,016	55,939	55,341
b) Short positions
Following is a breakdown of the short positions (liabilities):

EUR million
	2020	2019	2018
Borrowed securities
Debt instruments	625	390	1,213
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	625	390	1,213
Equity instruments	289	393	1,087
Of which:
Banco Santander, S.A.	289	308	987
Short sales
Debt instruments	15,784	13,340	12,702
Of which:
Banco Santander, S.A.	8,645	7,980	5,336
Banco Santander (Brasil) S.A.	7,085	5,194	7,300
	16,698	14,123	15,002